Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Standard and extended product warranty accrual, decrease for lower estimated future costs	$ 2,489
Standard and extended product warrant accrual, decrease for other expenses		$ 3,602